Employee Benefit Plans - Funded Status of Plans (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined benefit pension plan
Defined Benefit Plan Disclosure [Line Items]
Plan benefit obligations	$ (1,020)	$ (909)	$ (909)
Fair value of plan assets	999	910	$ 806
Funded status of the plans	(21)	1
U.K. Plan
Defined Benefit Plan Disclosure [Line Items]
Plan benefit obligations	(755)	(682)
Fair value of plan assets	836	756
Net pension liabilities	81	74
U.S. and other foreign plans
Defined Benefit Plan Disclosure [Line Items]
Plan benefit obligations	(265)	(227)
Fair value of plan assets	163	154
Net pension liabilities	$ (102)	$ (73)